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                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1995

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1995
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             MUNICIPAL BONDS & NOTES (99.2%)
             ESCROWED TO MATURITY (a) (5.5%)
$   15,000   Atlanta, Georgia, Water & Sewer Revenue ....................        1/1/96     5.400%    $    15,001
    90,000   Baltimore, Maryland, General Obligation ....................        4/1/96     7.000          90,730
   100,000   Berks County, Pennsylvania, Industrial
              Development Authority .....................................        4/1/98     7.250         106,672
   200,000   Chicago, Illinois, Public Building Community Revenue .......        1/1/97     7.000         205,774
   150,000   Chicago, Illinois, Public Building Community Revenue .......        1/1/97     7.450         155,203
    50,000   Chicago, Illinois, Public Building Community Revenue .......        1/1/98     7.500          53,318
   150,000   Chicago, Illinois, Wastewater Transmission Revenue .........      11/15/98     6.700         160,218
    85,000   Clark County, Nevada, General Obligation ...................        1/1/96     9.000          85,000
    10,000   DeKalb County, Georgia, School District ....................        1/1/96     5.000          10,000
    15,000   Denver, Colorado, City & County
              Single Family Mortgage ....................................        8/1/96     6.700          15,262
   165,000   Fairfield, Ohio, Economic Development ......................       12/1/98    10.500         193,167
    25,000   Grapevine and Colleyville, Indiana, School District ........       5/15/96     9.100          25,480
    50,000   Gregg County, Texas, Hospital ..............................       8/15/96     6.125          50,833
    30,000   Illinois Educational Facility Authority Revenue ............       12/1/97     7.100          31,719
   100,000   Johnson County, Kansas .....................................        9/1/96     8.900         103,342
   740,000   Le Claire, Iowa, Electric Revenue ..........................        9/1/96     4.125         743,434
    25,000   Lower Colorado River Authority Revenue, Texas ..............        1/1/96     6.900          25,000
   200,000   Metropolitan Government, Nashville, Tennessee ..............        7/1/98     6.800         214,184
   100,000   Moore, Oklahoma, Public Works Authority
              Revenue Bonds .............................................        7/1/97     8.600         106,746
    10,000   New York State Housing Finance Agency ......................        5/1/96     6.200          10,087
    25,000   New York State Housing Finance Agency ......................        5/1/96     7.750          25,338
    40,000   North Slope, Alaska ........................................       2/10/96    13.700          40,390
   100,000   Northwest, Texas, Independent School District ..............       1/15/96    13.500         100,290
                                                                                                      -----------
                                                                                                      $ 2,567,188
                                                                                                      -----------
             GENERAL OBLIGATION (6.6%)
$   25,000   Austin, Texas, Independent School District .................        8/1/96     6.500%    $    25,431
   500,000   California State Revenue Anticipation Notes ................       4/25/96     5.750         503,315
   175,000   Delaware State .............................................        5/1/98     6.800         185,563
    30,000   Houston, Texas .............................................        2/1/96     6.800          30,070
    50,000   Illinois State .............................................        5/1/96     5.500          50,320
   500,000   Illinois State .............................................       11/1/96    11.500         532,255
   500,000   Maryland State Health Facility, 2nd Series .................       7/15/99     6.400         537,600
    35,000   Massachusetts State ........................................        2/1/96     7.000          35,103
    45,000   Massachusetts State Refunding Bonds, Series A ..............        8/1/96     5.700          45,544
   585,000   New Jersey State ...........................................       9/15/99     6.250         626,038
    25,000   Pennsylvania State .........................................        6/1/96     6.500          25,311
    75,000   Pennsylvania State .........................................       11/1/96     7.000          76,978
   100,000   Washington State ...........................................        4/1/97     7.000         100,786

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1995 (continued)
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             GENERAL OBLIGATION (continued)
$   85,000   Washoe County, Nevada ......................................        9/1/96     8.000%    $    87,370
   110,000   Washoe County, Nevada ......................................        9/1/97     7.200         115,721
    85,000   Wisconsin State, Series A ..................................        5/1/96     6.500          85,841
                                                                                                      -----------
                                                                                                      $ 3,063,246
                                                                                                      -----------
             PRE-REFUNDED (a) (78.0%)
$  105,000   Anchorage, Alaska ..........................................        5/1/96     7.750%    $   108,459
    65,000   Anchorage, Alaska, Electric Utility Revenue ................        6/1/96     7.625          67,327
   125,000   Aurora, Illinois ...........................................        1/1/99     7.000         134,925
   300,000   Austin, Texas, Utility System Revenue ......................        9/1/99     7.000         328,188
   495,000   Austin, Texas, Water, Sewer & Electric .....................       5/15/97    14.250         561,627
   120,000   Bexar County, Texas ........................................       6/15/97     6.700         124,680
   130,000   Birmingham-East End, Alabama, Medical ......................        7/1/96    11.500         134,893
   550,000   Boston, Massachusetts, Series A ............................        2/1/00     7.375         622,930
    35,000   Buncombe County, North Carolina ............................        2/1/98     7.100          37,783
    35,000   Charleston County, South Carolina ..........................       10/1/97     6.750          37,316
    50,000   Chicago, Illinois, Park District ...........................        1/1/96    10.250          50,000
    60,000   Cleveland, Ohio, Waterworks Revenue ........................        1/1/96     9.250          61,200
    50,000   Cleveland, Ohio, Waterworks Revenue ........................        1/1/97     7.625          52,807
    15,000   Dade County, Florida, Public Facility Revenue ..............        6/1/98     7.875          16,612
    25,000   Dallas County, Texas, Utility & Reclamation ................       8/15/96     7.750          25,623
    20,000   Delaware Transportation Authority System Revenue ...........        7/1/98     7.500          21,916
    35,000   District of Columbia, General Obligation ...................        6/1/96     8.000          36,262
   180,000   District of Columbia, General Obligation ...................        6/1/97     7.750         191,441
    80,000   District of Columbia, General Obligation ...................        6/1/97     7.750          85,085
   250,000   District of Columbia, General Obligation ...................       12/1/98     7.750         277,745
   200,000   Downtown Savannah, Georgia, Authority ......................        1/1/99     6.800         218,600
    45,000   Duluth, Minnesota ..........................................        3/1/98    10.500          50,886
   200,000   East Stroudsburg, Pennsylvania, Area School District .......       12/1/97     7.000         212,952
   320,000   Farmington, New Mexico, Power Revenue Bonds ................        7/1/96    14.000         335,827
 1,000,000   Florence County, South Carolina, Public Facility ...........        3/1/00     7.600       1,136,820
   100,000   Florida State Municipal Power Agency Revenue ...............       10/1/96     7.125         104,534
    60,000   Fort Bend County, Texas, Levee District Number 2 ...........       2/15/96    14.500          60,721
    15,000   Fort Bend County, Texas, Municipal Utility .................       10/1/97    12.000          16,970
 1,050,000   Fort Worth, Texas ..........................................        3/1/00     6.500       1,137,024
    60,000   Fulton County, Georgia, School District ....................        5/1/97     7.400          64,432
    50,000   Fulton County, Georgia, Water & Sewer Revenue ..............        1/1/98     8.250          54,953
    75,000   Galveston County, Texas, Water Authority ...................       7/10/96    13.000          78,515
   110,000   Georgia Municipal Electric Authority Power Revenue .........        1/1/98     8.000         120,375
   400,000   Goshen, Indiana, Middle School .............................      12/30/98     7.800         447,716
    50,000   Grand Prairie, Texas .......................................       8/15/96     8.000          51,289
   500,000   Grand Strand, South Carolina, Water & Sewer ................        6/1/99     7.000         544,830
    30,000   Greater New Orleans Expressway .............................       11/1/96     7.800          31,861

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1995 (continued)
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             PRE-REFUNDED (continued)
$  295,000   Greater Orlando, Florida, Aviation .........................       10/1/98     8.375%    $   331,406
   190,000   Gwinnett County, Georgia ...................................        1/1/97     7.000         199,521
   125,000   Gwinnett County, Georgia, Water & Sewer Revenue ............        8/1/98     6.700         135,272
   125,000   Harris County, Texas .......................................       11/1/96     9.000         130,323
    65,000   Harris County, Texas .......................................       2/15/97     7.400          69,357
   400,000   Harris County, Texas .......................................        2/1/98    10.375         449,416
   100,000   Harris County, Texas .......................................       2/15/98     8.125         110,925
    45,000   Harris County, Texas .......................................       2/15/98     8.125          49,916
    80,000   Harris County, Texas, Municipal Utility District ...........        4/1/96     8.500          80,914
   125,000   Hawaii State ...............................................        6/1/98     7.000         135,376
 1,745,000   Honolulu, Hawaii, City & County ............................        6/1/00     7.250       1,971,588
   115,000   Houston, Texas, Water & Sewer Systems ......................       12/1/96     7.125         120,758
   165,000   Houston, Texas, Water & Sewer Systems ......................       12/1/96     8.200         174,755
   300,000   Houston, Texas, Water & Sewer Systems ......................       12/1/97     8.125         328,065
    65,000   Hudson County, New Jersey, Correctional Facility ...........       12/1/98     7.600          72,424
    75,000   Illinois Health Facility Authority .........................        5/1/97     9.625          81,858
    35,000   Illinois Health Facility Authority .........................        9/1/97     7.850          37,853
   200,000   Illinois State .............................................        6/1/98     7.750         220,194
    25,000   Illinois State Sales Tax Revenue ...........................       6/15/97     8.100          26,917
   500,000   Illinois State Sales Tax Revenue ...........................       6/15/99     6.800         549,965
    35,000   Indiana Municipal Power Agency, Series A ...................        1/1/96     9.200          36,050
    60,000   Indiana Municipal Power Agency, Series A ...................        1/1/96     9.200          61,800
    75,000   Indianapolis, Indiana, Public Improvement ..................        2/1/98     8.500          82,637
   100,000   Intermountain Power Agency, Utah ...........................        7/1/96     7.750         103,969
    85,000   Jefferson, Wisconsin, Sewer System Waterworks ..............        7/1/96     9.300          88,549
    10,000   Kaukauna, Wisconsin, Electric System Revenue Bonds .........        1/1/96     8.500          10,300
 1,000,000   Kentucky State Turnpike Authority ..........................       5/15/00     7.250       1,130,760
   280,000   Lake County, Illinois, Forest Preservation District ........        2/1/98     6.850         300,594
   155,000   Lake County, Indiana, Hospital Authority
              Sisters of Mercy Health Corp. ..............................       7/1/96     7.200         160,740
    50,000   Lower Colorado River Authority Revenue, Texas ..............        1/1/96     7.000          50,000
    30,000   Lower Colorado River Authority Revenue, Texas ..............        1/1/96     7.000          30,000
    45,000   Lower Colorado River Authority Revenue, Texas ..............        1/1/96     8.375          45,900
    65,000   Lower Colorado River Authority Revenue, Texas ..............        1/2/96     6.500          65,000
   100,000   Luzerne County, Pennsylvania ...............................       9/15/97     7.150         105,279
   385,000   Maine Municipal Bond Bank ..................................       11/1/98     7.400         427,423
   200,000   Maine Municipal Bond Bank ..................................       11/1/98     7.850         224,860
    50,000   Massachusetts Bay Transportation Authority .................        3/1/98     7.500          54,553
    20,000   Massachusetts State Health & Education Facility ............        7/1/96     8.625          20,878
 1,150,000   Massachusetts State Health & Education Facility ............        7/1/00     8.000       1,343,683
   500,000   Massachusetts State Individual Finance Revenue .............        9/1/99     7.250         560,675
    50,000   Metropolitan Fair & Exposition Authority, Illinois .........        6/1/96     8.000          51,855

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1995 (continued)
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             PRE-REFUNDED (continued)
$  100,000   Michigan City, Indiana, Area Schools .......................       6/15/98     7.875%    $   110,512
   100,000   Michigan State Hospital Finance Authority ..................       8/15/98     8.000         111,365
   290,000   Mississippi Hospital Equipment Facility Authority ..........       5/15/97     8.250         312,078
    40,000   Mobile, Alabama, Water & Sewer Revenue .....................        1/1/97     7.875          42,302
 1,000,000   Montgomery County, Maryland ................................       11/1/99     6.800       1,109,850
 1,000,000   Myrtle Beach, South Carolina, Water & Sewer Revenue ........        3/1/00     7.000       1,122,560
    25,000   Naperville, Illinois .......................................        6/1/97     7.000          26,033
   100,000   Nassau County, New York ....................................       8/15/97     7.400         108,401
   100,000   Nevada State ...............................................        8/1/96     7.000         103,843
    15,000   Nevada State ...............................................       10/1/97     8.000          16,278
    35,000   New York State Dorm Authority Revenue ......................        7/1/97     8.125          37,810
    15,000   North Broward, Florida, Hospital District ..................        1/1/96     7.500          15,450
    35,000   Ocean County, New Jersey, Utility Authority,
              Wastewater Revenue Bonds ..................................        1/1/96     7.000          35,000
 2,000,000   Ohio State Building Authority,
              Correctional Facility, Series A ...........................        8/1/99     7.350       2,245,040
    45,000   Ohio State Water Development Authority
              Revenue Bonds, Series A ...................................        6/1/96     7.750          47,087
    50,000   Ohio State Water Development Authority
              Revenue Bonds, Series I ...................................        6/1/96     7.750          52,318
    10,000   Ohio State Water Development Authority
              Revenue Bonds, Series I ...................................        6/1/97     7.750          10,719
    15,000   Ohio State Water Development Authority
              Revenue Bonds, Series I ...................................        6/1/97     7.750          16,078
    30,000   Oregon State General Obligation ............................        9/1/96    12.500          32,294
   115,000   Park Ten Municipal Utility District, Texas .................        3/1/96     9.250         116,002
    25,000   Petersburg, Virginia, I.D.A. Hospital Corp. ................       11/1/96     7.300          25,733
    35,000   Phoenix, Arizona, General Obligation .......................        7/1/97     7.375          37,407
   115,000   Piedmont Municipal Power Agency Revenue Bonds ..............        1/1/98     7.600         125,090
   150,000   Plano, Texas ...............................................        9/1/97     7.300         158,101
 1,000,000   Richland County, South Carolina ............................        3/1/00     6.750       1,111,090
   145,000   Richmond, Virginia, Public Utility Revenue .................       1/15/98     8.000         158,876
   500,000   Rutgers State University, New Jersey .......................        5/1/98     7.800         550,860
    10,000   St. Petersburg, Florida, Utility Tax .......................        6/1/96     6.800          10,329
    20,000   Salt River, Arizona, Electrical Systems Revenue ............        1/1/97     7.000          20,617
    40,000   Salt River, Arizona, Electrical Systems Revenue ............        1/1/98     8.250          43,223
   115,000   San Antonio, Texas, Electric & Gas Revenue .................        2/1/98     8.000         126,064
    70,000   San Antonio, Texas, General Obligation .....................        5/1/96     7.000          71,792
    60,000   San Antonio, Texas, Sewer Revenue ..........................        5/1/97     7.900          63,920
    50,000   San Antonio, Texas, Sewer Revenue ..........................        5/1/97     7.900          53,266
    40,000   Spooner, Wisconsin, School District ........................        4/1/96     9.500          40,547
 1,000,000   Sullivan County, Tennessee, Health,
              Education & Housing Facility ..............................       2/15/00     7.200       1,129,050

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1995 (continued)
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             PRE-REFUNDED (continued)
$  115,000   Swarthmore Boro Authority, Pennsylvania,
              College Revenue ...........................................       9/15/98     7.375%    $   126,215
   125,000   Tarrant County, Texas, Health Facility .....................       10/1/96    10.875         131,439
    30,000   Texarkana, Arkansas, Waterworks Facility Revenue ...........       12/1/97    11.250          34,095
   790,000   Texas Municipal Power Agency Revenue Bonds .................        3/1/97    14.625         883,963
   155,000   Texas Municipal Power Agency Revenue Bonds .................        9/1/97     6.875         165,231
   100,000   Texas State ................................................       10/1/98     6.500         106,022
    50,000   Triborough Bridge & Tunnel Authority Revenue Bonds .........        1/1/96     8.250          51,000
   180,000   Trinity River Authority, Texas .............................        8/1/96     7.700         184,154
 1,000,000   Tucson, Arizona, Street & Highway User Revenue .............        7/1/00     6.875       1,114,580
 1,000,000   Tucson, Arizona, Street & Highway User Revenue .............        7/1/00     6.875       1,114,580
    25,000   Turlock, California, Irrigation District Refunding Revenue .        1/1/96     7.750          25,500
    55,000   Uintah County, Utah, Pollution Control .....................      10/15/96     9.875          57,583
 1,040,000   Uintah County, Utah, Pollution Control .....................      10/15/96    10.125       1,090,409
    80,000   University of Arizona, Revenue Bonds .......................        6/1/96     7.300          82,760
 1,000,000   University of Arizona, Revenue Bonds .......................        6/1/00     6.900       1,122,070
   210,000   University of Virginia, Hospital Revenue Bonds .............        6/1/98     7.150         228,852
    25,000   Virginia State Public School Authority .....................        1/1/96     7.500          25,500
    50,000   Virginia State Public School Authority .....................        1/1/96     7.500          51,000
   100,000   Virginia State Public School Authority .....................        1/1/97     6.300         104,336
   325,000   Virginia State Public School Authority .....................        1/1/98     7.000         349,817
   400,000   Virginia State Transportation Board Revenue ................       5/15/98     6.800         431,808
   125,000   Washington State ...........................................        9/1/96    10.000         130,062
   150,000   Washington State Public Power Supply .......................        7/1/96    14.500         162,200
    90,000   Washington State Public Power Supply .......................        7/1/96    15.000          97,537
   500,000   Washington State Public Power Supply .......................        7/1/96    15.000         541,870
    35,000   Washington State Public Power Supply .......................        7/1/97    14.500          40,242
    15,000   Washington State Refunding, Series 86 D ....................        9/1/96     8.000          15,419
    40,000   West Virginia State Board of Regents .......................        4/1/96     7.750          41,184
    50,000   West Virginia State Hospital Finance Authority .............        6/1/96     7.125          51,690
     5,000   West Virginia State Hospital Finance Authority .............        7/1/97     6.850           5,212
   125,000   West Virginia State Water Development Authority ............       11/1/96    10.000         131,275
    70,000   Western Minnesota Municipal Power Agency, Series A .........        1/1/96     8.125          71,400
   100,000   Woodward, Oklahoma, Municipal Authority Sales ..............       11/1/97     8.000         107,894
                                                                                                      -----------
                                                                                                      $36,151,316
                                                                                                      -----------
             SALES TAX (0.6%)
$  250,000   Illinois State Sales Tax Revenue ...........................       6/15/97     6.100%    $   257,445
                                                                                                      -----------

             TRANSPORTATION (3.2%)
$  165,000   Delaware Transportation Authority System Revenue ...........        7/1/97     7.100%    $   172,970
   550,000   Illinois State Toll Highway ................................        1/1/99     4.400         552,596
   750,000   Illinois State Toll Highway ................................        1/1/99     4.400         753,960
    10,000   Port Authority of New York & New Jersey ....................       7/15/97     5.000          10,190
                                                                                                      -----------
                                                                                                      $ 1,489,716
                                                                                                      -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1995 (continued)
                                   (unaudited)


 Principal                                                                                 Interest
  Amount                                                                       Maturity      Rate        Value
----------                                                                     --------    -------    -----------
             UTILITIES (5.1%)
$1,000,000   Washington State Public Power Supply, Project #1 ...........        7/1/96     4.200%    $ 1,000,130
   350,000   Washington State Public Power Supply, Project #2 ...........        7/1/96     5.800         352,828
 1,000,000   Washington State Public Power Supply, Project #3 ...........        7/1/96     6.900       1,013,380
                                                                                                      -----------
                                                                                                      $ 2,366,338
                                                                                                      -----------
             WATER/SEWER (0.2%)
$  100,000   Connecticut State Clean Water ..............................       10/1/97    10.000%    $   110,270
                                                                                                      -----------

TOTAL INVESTMENTS (identified cost $45,633,830) (b)  ..................................      99.2%    $46,005,519
OTHER ASSETS IN EXCESS OF LIABILITIES .................................................       0.8         364,895
                                                                                            -----     -----------
NET ASSETS ............................................................................     100.0%    $46,370,414
                                                                                            =====     ===========

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $45,633,830, the aggregate gross unrealized appreciation is $401,594, and the aggregate gross unrealized depreciation is $29,905 resulting in net unrealized appreciation of $371,689.





                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                                   (unaudited)

ASSETS:
    Investments in securities, at value
     (identified cost $45,633,830) (Note 1) ................       $ 46,005,519
    Interest receivable ....................................          1,032,595
    Deferred organization expenses (Note 1) ................             12,277
                                                                   ------------
           Total Assets ....................................         47,050,391
                                                                   ------------

LIABILITIES:
    Payable to custodian ...................................            403,378
    Payables for:
      Fund shares repurchased ..............................            250,000
      Expense payment fee (Note 2) .........................             20,689
      Administrative fee (Note 2) ..........................              5,910
                                                                   ------------
           Total Liabilities ...............................            679,977
                                                                   ------------
NET ASSETS .................................................       $ 46,370,414
                                                                   ============

Net Assets Consist of:
    Paid-in capital ........................................       $ 46,306,015
    Accumulated net realized loss on investments ...........           (307,290)
    Net unrealized appreciation on investments .............            371,689
                                                                   ------------
Net Assets .................................................       $ 46,370,414
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($46,370,414 / 4,481,139 shares) .....................             $10.35
                                                                         ======


                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1995
                                   (unaudited)

INVESTMENT INCOME:
    Income:
      Interest ..................................................     $1,050,455
                                                                      ----------

    Expenses:
      Expense payment fee (Note 2) ..............................        131,631
      Administrative fee (Note 2) ...............................         36,978
      Amortization of organization expenses (Note 1) ............          3,956
                                                                      ----------

           Total Expenses .......................................        172,565
                                                                      ----------

           Net Investment Income ................................        877,890
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments ............................        175,896
    Net change in unrealized appreciation on investments ........        165,468
                                                                      ----------
           Net Realized and Unrealized Gain .....................        341,364
                                                                      ----------
    Net Increase in Net Assets Resulting from Operations ........     $1,219,254
                                                                      ==========


                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                                six months ended         For the
                                                                December 31, 1995      year ended
                                                                   (unaudited)        June 30, 1995
                                                                   ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment income ....................................   $    877,890        $  2,171,753
      Net realized gain (loss) on investments ..................        175,896            (401,310)
      Net change in unrealized appreciation/depreciation
        on investments .........................................        165,468           1,220,494
                                                                   ------------        ------------
        Net increase in net assets resulting from operations ...      1,219,254           2,990,937
                                                                   ------------        ------------
    Dividends and distributions declared from
      net investment income ....................................       (877,890)         (2,171,753)
                                                                   ------------        ------------

    Shares of beneficial interest transactions (Note 4):
      Net proceeds from sales of shares of beneficial interest .      7,162,753          21,229,621
      Net asset value of shares of beneficial interest issued to
        shareholders in reinvestment of dividends ..............        235,658             608,425
      Net cost of shares of beneficial interest repurchased ....    (13,197,351)        (38,082,365)
                                                                   ------------        ------------
        Net decrease in net assets resulting from
          shares of beneficial interest transactions ...........     (5,798,940)        (16,244,319)
                                                                   ------------        ------------
            Total decrease in net assets .......................     (5,457,576)        (15,425,135)

NET ASSETS:
    Beginning of period ........................................     51,827,990          67,253,125
                                                                   ------------        ------------
    End of period ..............................................   $ 46,370,414        $ 51,827,990
                                                                   ============        ============

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                                                             For the period
                                              For the                                         July 23, 1992
                                          six months ended   For the years ended June 30,   (commencement of
                                          December 31, 1995 -----------------------------    operations) to
                                             (unaudited)         1995            1994         June 30, 1993
                                          ----------------  ------------      -----------    ---------------

Net asset value, beginning of period...        $10.28            $10.11         $10.29           $10.00

Income from investment operations:
   Net investment income...............          0.02              0.37           0.34             0.32
   Net realized and unrealized
     gain (loss) on investments........          0.07              0.17          (0.18)            0.29

Less dividends and distributions:
   Dividends to shareholders from
     net investment income.............         (0.02)            (0.37)         (0.34)           (0.32)
   Distributions to shareholders
     from net realized gains
     on investments....................          --                --            (0.00)*           --
                                               ------            ------         ------           ------

Net asset value, end of period.........        $10.35            $10.28         $10.11           $10.29
                                               ======            ======         ======           ======
Cumulative investment return***........          2.60%             5.42%          1.59%            6.16%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)...................       $46,370           $51,828       $67,253           $33,202
   Ratio of expenses to average
     net assets (Note 2)***............          0.70%**           0.70%          0.70%            0.70%**
   Ratio of net investment income to
     average net assets................          3.56%**           3.67%          3.32%            3.42%**
   Portfolio turnover rate.............         35.37%            38.70%         26.75%           12.68%


----------

  * Distributions to shareholders from net realized gains were less than $0.01 per share.

 **  Annualized

*** Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the six months ended December 31, 1995, the years ended June 30, 1995 and 1994, and for the period ended June 30, 1993 would have been 0.91%, 0.99%, 1.01% and 1.25%, respectively. For the same periods, the cumulative return of the Fund would have been 2.39%, 5.13%, 1.28% and 5.61%, respectively. Furthermore, the ratio of expenses to average net assets for the six months ended December 31, 1995 reflects fees reduced in connection with specific agreements. Had these agreements not been in place, this ratio would have been 1.02%

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1995, there were three series of the Trust.

     The following is a summary of significant accounting policies:

          A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

          B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

          C. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization and initial public offering of its shares are being amortized by the Fund on a straight-line basis over a five-year period.

          D. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          E. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

     2. Transactions with Affiliates.

     Investment Advisory Agreement. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.35% of the Fund's average daily net assets.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

     Administrative  Fee. The Trust has an  administrative  agreement with Brown
Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1995, the Fund incurred $36,978 for administrative services.

     Eligible Institution Agreement. The Trust has an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate of 0.25% of the Fund's average daily net assets.

     Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.70% of the Fund's average daily net assets. For the six months ended December 31, 1995, 59 Wall Street Administrators, Inc. incurred approximately $183,500 in expenses on behalf of the Fund, including investment advisory fees of $86,282 and eligible institution fees of $61,630. Custody fees for the Fund paid pursuant to the expense payment agreement were reduced by $27,978 as a result of an expense offset arrangement with the Fund's custodian. The expense payment agreement will terminate on July 1, 1997.

     3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 13.8% of investments. At December 31, 1995, the five largest holdings by state were Texas, 13.8%; Illinois, 9.1%; South Carolina, 8.8%; Arizona, 7.6%; and Washington, 7.5%. For the six months ended December 31, 1995, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $16,767,918 and $18,082,174, respectively.

     4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                                     For the                For the
                                                                six months ended          year ended
                                                                December 31, 1995        June 30, 1995
                                                                -----------------        -------------
Shares of beneficial interest sold..........................          694,314              2,098,487
Shares of beneficial interest issued in connection with
   reinvestment of dividends and distributions..............           22,846                 60,072
Shares of beneficial interest repurchased...................       (1,280,105)            (3,763,896)
                                                                   ----------             ----------
Net decrease................................................         (562,945)            (1,605,337)
                                                                   ==========             ==========

     5. Federal Income Tax Status. At June 30, 1995 the Fund had a net capital loss carryover of approximately $8,000, available through June 30, 2002 and $284,000 available through June 30, 2003, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income. Additionally, net capital losses of approximately $191,000, attributed to security transactions arising after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

                                   ----------

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.